RELATED PARTY TRANSACTIONS AND BALANCES - Transaction From Related Party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from sales of products and providing services to related parties
Revenue from related parties	¥ 405,220	¥ 368,941	¥ 333,195
Service expenses and silicon procurement provided by related parties
Management service provided by JinkoPower	19,931	16,400	8,863
JinkoPower
Revenue from sales of products and providing services to related parties
Revenue from related parties	¥ 390,339	¥ 353,420	¥ 325,175
Revenue from rental services	13,245	11,590	5,041
Service expenses and silicon procurement provided by related parties
Electricity fee charged by related party	118,908	119,352	25,735
Other fees charged by JinkoPower	(2,640)	5,109
Sweihan Pv
Revenue from sales of products and providing services to related parties
Income of financing guarantees	1,286	3,931	2,979
Sichuan Yongxiang Technology Co., Ltd.
Revenue from sales of products and providing services to related parties
Management services to the company	350	0	0
Service expenses and silicon procurement provided by related parties
Silicon procurement	595,558	0	0
Xinte Silicon
Service expenses and silicon procurement provided by related parties
Silicon procurement	¥ 421,354	¥ 1,537,073	¥ 824,785